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                  MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
                             1221 AVENUE OF THE AMERICAS
                              NEW YORK, NEW YORK 10020


                                       March 5, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley California Tax-Free Daily Income Trust
     File Number 33-21803


Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 25, 2003.

                                                   Very truly yours,
                                              /s/  Natasha Kassian
                                                   ---------------
                                                   Natasha Kassian
                                                   Assistant Secretary


cc: Larry Greene
    Barry Fink